Employee Benefits, Changes in Benefit Obligation and Plan Assets (Details) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Change in plan assets:
Fair value of plan assets at end of year	$ 9,364,000,000	$ 9,490,000,000
Pension benefits [Member]
Change in plan assets:
Fair value of plan assets at end of year	9,409,000,000	9,539,000,000
Pension benefits qualified [Member]
Change in benefit obligation:
Service cost	0	(3,000,000)	(6,000,000)
Interest cost	(465,000,000)	(514,000,000)	(520,000,000)
Change in plan assets:
Funded status at end of year	(789,000,000)	(2,178,000,000)
Liabilities	(789,000,000)	(2,178,000,000)
Pension benefits qualified [Member] | Change in benefit obligation [Member]
Change in benefit obligation:
Benefit obligation at beginning of year	11,717,000,000	10,634,000,000
Service cost	0	3,000,000
Interest cost	465,000,000	514,000,000
Plan participants' contributions	0	0
Actuarial loss (gain)	(1,106,000,000)	1,242,000,000
Benefits paid	(875,000,000)	(725,000,000)
Medicare Part D subsidy	0	0
Curtailment	0	0
Amendments	0	1,000,000
Liability transfer	0	47,000,000
Foreign exchange impact	(3,000,000)	1,000,000
Benefit obligation at end of year	10,198,000,000	11,717,000,000
Pension benefits qualified [Member] | Change in plan assets [Member]
Change in benefit obligation:
Plan participants' contributions	0	0
Benefits paid	(875,000,000)	(725,000,000)
Medicare Part D subsidy	0	0
Foreign exchange impact	(2,000,000)	1,000,000
Change in plan assets:
Fair value of plan assets at beginning of year	9,539,000,000	9,061,000,000
Actual return on plan assets	743,000,000	1,149,000,000
Employer contribution	4,000,000	9,000,000
Asset transfer	0	44,000,000
Fair value of plan assets at end of year	9,409,000,000	9,539,000,000
Pension benefits nonqualified [Member]
Change in benefit obligation:
Service cost	0	0	(1,000,000)
Interest cost	(29,000,000)	(32,000,000)	(34,000,000)
Change in plan assets:
Funded status at end of year	(669,000,000)	(719,000,000)
Liabilities	(669,000,000)	(719,000,000)
Pension benefits nonqualified [Member] | Change in benefit obligation [Member]
Change in benefit obligation:
Benefit obligation at beginning of year	719,000,000	691,000,000
Service cost	0	0
Interest cost	29,000,000	32,000,000
Plan participants' contributions	0	0
Actuarial loss (gain)	(17,000,000)	62,000,000
Benefits paid	(62,000,000)	(66,000,000)
Medicare Part D subsidy	0	0
Curtailment	0	0
Amendments	0	0
Liability transfer	0	0
Foreign exchange impact	0	0
Benefit obligation at end of year	669,000,000	719,000,000
Pension benefits nonqualified [Member] | Change in plan assets [Member]
Change in benefit obligation:
Plan participants' contributions	0	0
Benefits paid	(62,000,000)	(66,000,000)
Medicare Part D subsidy	0	0
Foreign exchange impact	0	0
Change in plan assets:
Fair value of plan assets at beginning of year	0	0
Actual return on plan assets	0	0
Employer contribution	62,000,000	66,000,000
Asset transfer	0	0
Fair value of plan assets at end of year	0	0
Other benefits [Member]
Change in benefit obligation:
Service cost	(11,000,000)	(11,000,000)	(13,000,000)
Interest cost	(47,000,000)	(60,000,000)	(71,000,000)
Change in plan assets:
Fair value of plan assets at beginning of year	636,000,000
Fair value of plan assets at end of year	645,000,000	636,000,000
Funded status at end of year	(337,000,000)	(657,000,000)
Liabilities	(337,000,000)	(657,000,000)
Other benefits [Member] | Change in benefit obligation [Member]
Change in benefit obligation:
Benefit obligation at beginning of year	1,293,000,000	1,304,000,000
Service cost	11,000,000	11,000,000
Interest cost	47,000,000	60,000,000
Plan participants' contributions	77,000,000	80,000,000
Actuarial loss (gain)	(306,000,000)	(23,000,000)
Benefits paid	(147,000,000)	(147,000,000)
Medicare Part D subsidy	8,000,000	11,000,000
Curtailment	0	(3,000,000)
Amendments	0	0
Liability transfer	0	0
Foreign exchange impact	(1,000,000)	0
Benefit obligation at end of year	982,000,000	1,293,000,000
Other benefits [Member] | Change in plan assets [Member]
Change in benefit obligation:
Plan participants' contributions	77,000,000	80,000,000
Benefits paid	(147,000,000)	(147,000,000)
Medicare Part D subsidy	8,000,000	11,000,000
Foreign exchange impact	0	0
Change in plan assets:
Fair value of plan assets at beginning of year	636,000,000	640,000,000
Actual return on plan assets	71,000,000	55,000,000
Employer contribution	0	(3,000,000)
Asset transfer	0	0
Fair value of plan assets at end of year	$ 645,000,000	$ 636,000,000